10. Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details Narrative
Rent expense	$ 672,000	$ 643,000	$ 735,000